Note 8 - Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes
Note 8 - Subsequent Events

Note 8 – Subsequent Events

On October 1, 2016, the Company signed a license agreement with Cloud Software, to license their software products in exchange the Company agreed to assume certain liabilities and an earn-out agreement. Cloud Software is control by Bozki, Inc. CEO, Shaun Passley.

On October 1, 2016 the Company amended its Articles of Incorporation to change authorized chares as follows:

	Previously	New Authorized
	Authorized	Shares
Common Stock, Class A	1,000,000,000	250,000,000
Common Stock, Class B	60,000,000	23,000,000
Preferred Stock, Series A	1,000	1,000,000
Preferred Stock, Series B	1,000	1,000,000
Preferred Stock, Series C	3,000,000,000	6,000,000

On October 1, 2016 the Company’s Board of Directors authorized a 10,000 to 1 reverse stock split of Company’s Class A common stock for shareholders of record as of October 1, 2016. Shareholders with less than 100 shares post-split were increased to a 100 share minimum.

On October 2, 2016, Shaun Passley converted 9,000,000 shares (post-split shares of 90,000) of Preferred Stock, Series C to 27,000,000 shares of Common Stock, Class A at a conversion ratio of 1 share Preferred Stock, Series C for 3 shares of Common Stock, Class A.

On October 3, 2016, GG Mars Capital, Inc. (a related party) converted 900,000 shares (post-split shares of 9,000) of Preferred Stock, Series C to 2,700,000 shares of Common Stock, Class A at a conversion ratio of 1 share Preferred Stock, Series C for 3 shares of Common Stock, Class A.

On October 3, 2016, Star Financial Corporation (a related party) converted 900,000 shares (post-split shares of 9,000) of Preferred Stock, Series C to 2,700,000 shares of Common Stock, Class A at a conversion ratio of 1 share Preferred Stock, Series C for 3 shares of Common Stock, Class A.

On November 1, 2016, Shaun Passley converted 2,234,616,000 shares (post-split shares of 22,346,160) of Preferred Stock, Series C to 744,872 shares of Preferred Stock, Series A at a conversion ratio of 1 share Preferred Stock, Series A for 3,000 shares of Preferred Stock, Series C.

On November 2, 2016, GG Mars Capital, Inc. (a related party) converted 44,706,667 shares (post-split shares of 447,067) of Preferred Stock, Series C to 388,754 shares of Preferred Stock, Series B at a conversion ratio of 1 share Preferred Stock, Series B for 115 shares of Preferred Stock, Series C.

On November 2, 2016, L & F Lawn Services, Inc. (a related party) converted 2,739,914 shares (post-split shares of 27.399) of Preferred Stock, Series C to 23,826 shares of Preferred Stock, Series B at a conversion ratio of 1 share Preferred Stock, Series B for 115 shares of Preferred Stock, Series C.

On November 2, 2016, Star Financial Corporation (a related party) converted 44,900,000 shares (post-split shares of 449,000) of Preferred Stock, Series C to 390,435 shares of Preferred Stock, Series B at a conversion ratio of 1 share Preferred Stock, Series B for 115 shares of Preferred Stock, Series C.

On November 2, 2016, Craig Passley (a related party) converted 12,000,000 shares (post-split shares of 120,000) of Preferred Stock, Series C to 104,348 shares of Preferred Stock, Series B at a conversion ratio of 1 share Preferred Stock, Series B for 115 shares of Preferred Stock, Series C.

On November 3, 2016 the Company’s Board of Directors authorized a 100 to 1 reverse stock split of Company’s Series C preferred stock for shareholders of record as of November 3, 2016.

Note 8 – Subsequent Events

On October 1, 2016, the Company signed a license agreement with Cloud Software, to license their software products in exchange the Company agreed to assume certain liabilities and an earn-out agreement. Cloud Software is control by Bozki, Inc. CEO, Shaun Passley.

On October 1, 2016 the Company amended its Articles of Incorporation to change authorized chares as follows:

	Previously	New Authorized
	Authorized	Shares
Common Stock, Class A	1,000,000,000	250,000,000
Common Stock, Class B	60,000,000	23,000,000
Preferred Stock, Series A	1,000	1,000,000
Preferred Stock, Series B	1,000	1,000,000
Preferred Stock, Series C	3,000,000,000	6,000,000

On October 1, 2016 the Company’s Board of Directors authorized a 10,000 to 1 reverse stock split of Company’s Class A common stock for shareholders of record as of October 1, 2016. Shareholders with less than 100 shares post-split were increased to a 100 share minimum.

On October 2, 2016, Shaun Passley converted 9,000,000 shares (post-split shares of 90,000) of Preferred Stock, Series C to 27,000,000 shares of Common Stock, Class A at a conversion ratio of 1 share Preferred Stock, Series C for 3 shares of Common Stock, Class A.

On October 3, 2016, GG Mars Capital, Inc. (a related party) converted 900,000 shares (post-split shares of 9,000) of Preferred Stock, Series C to 2,700,000 shares of Common Stock, Class A at a conversion ratio of 1 share Preferred Stock, Series C for 3 shares of Common Stock, Class A.

On October 3, 2016, Star Financial Corporation (a related party) converted 900,000 shares (post-split shares of 9,000) of Preferred Stock, Series C to 2,700,000 shares of Common Stock, Class A at a conversion ratio of 1 share Preferred Stock, Series C for 3 shares of Common Stock, Class A.

On November 1, 2016, Shaun Passley converted 2,234,616,000 shares (post-split shares of 22,346,160) of Preferred Stock, Series C to 744,872 shares of Preferred Stock, Series A at a conversion ratio of 1 share Preferred Stock, Series A for 3,000 shares of Preferred Stock, Series C.

On November 2, 2016, GG Mars Capital, Inc. (a related party) converted 44,706,667 shares (post-split shares of 447,067) of Preferred Stock, Series C to 388,754 shares of Preferred Stock, Series B at a conversion ratio of 1 share Preferred Stock, Series B for 115 shares of Preferred Stock, Series C.

On November 2, 2016, L & F Lawn Services, Inc. (a related party) converted 2,739,914 shares (post-split shares of 27.399) of Preferred Stock, Series C to 23,826 shares of Preferred Stock, Series B at a conversion ratio of 1 share Preferred Stock, Series B for 115 shares of Preferred Stock, Series C.

On November 2, 2016, Star Financial Corporation (a related party) converted 44,900,000 shares (post-split shares of 449,000) of Preferred Stock, Series C to 390,435 shares of Preferred Stock, Series B at a conversion ratio of 1 share Preferred Stock, Series B for 115 shares of Preferred Stock, Series C.

On November 2, 2016, Craig Passley (a related party) converted 12,000,000 shares (post-split shares of 120,000) of Preferred Stock, Series C to 104,348 shares of Preferred Stock, Series B at a conversion ratio of 1 share Preferred Stock, Series B for 115 shares of Preferred Stock, Series C.

On November 3, 2016 the Company’s Board of Directors authorized a 100 to 1 reverse stock split of Company’s Series C preferred stock for shareholders of record as of November 3, 2016.